LoCorr Dynamic Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS: 61.65%
Advertising: 0.13%
Publicis Groupe SA (b)	916	$26,388

Aerospace & Defense: 0.25%
BAE Systems PLC (b)	3,932	25,484
Kawasaki Heavy Industries Ltd. (b)	1,800	26,266
		51,750
Airlines: 0.28%
JetBlue Airways Corp. (a)	2,236	20,012
Mesa Air Group, Inc. (a)	5,806	19,102
Qantas Airways Ltd. (b)	9,968	19,804
		58,918
Apparel: 0.29%
adidas AG (b)	114	25,888
Hermes International (b)	51	35,369
		61,257
Auto Manufacturers: 0.43%
Ferrari NV (b)	230	35,906
Toyota Motor Corp. (b)	500	30,230
Volvo AB (b)	2,063	24,921
		91,057
Auto Parts & Equipment: 1.12%
Allison Transmission Holdings, Inc.	923	30,099
American Axle & Manufacturing Holdings, Inc. (a)	5,362	19,357
BorgWarner, Inc.	3,474	84,661
Hella GmbH & Co. KGaA (b)	887	25,983
Nexteer Automotive Group Ltd. (b)	51,000	25,590
Nifco, Inc. (b)	1,300	23,455
Tokai Rika Co. Ltd. (b)	2,100	26,288
		235,433

Banks: 3.75%
Banco Bilbao Vizcaya Argentaria SA (b)	7,789	25,045
Bank of America Corp.	3,874	82,245
Credit Agricole SA (b)	3,237	23,884
DBS Group Holdings Ltd. (b)	2,100	27,437
DNB ASA (b)	2,101	23,594
Erste Group Bank AG (b)	1,124	20,932
Farmers National Banc Corp.	1,993	23,178
Gunma Bank Ltd. (b)	10,300	31,420
Intesa Sanpaolo SpA (b)	13,009	21,355
Morgan Stanley	12,419	422,246
Raiffeisen Bank International AG (b)	1,795	26,478
Seven Bank Ltd. (b)	11,700	30,358
Sumitomo Mitsui Trust Holdings, Inc. (b)	200	5,811
United Overseas Bank Ltd. (b)	2,100	28,737
		792,720
Beverages: 0.21%
Carlsberg A/S (b)	126	14,329
Suntory Beverage & Food Ltd. (b)	800	30,393
		44,722
Biotechnology: 0.33%
Albireo Pharma, Inc. (a)	400	6,548
Biogen, Inc. (a)	97	30,689
Vertex Pharmaceuticals, Inc. (a)	135	32,123
		69,360
Building Materials: 0.56%
Builders FirstSource, Inc. (a)	1,559	19,067
Buzzi Unicem SpA (b)	2,828	26,668
Geberit AG (b)	59	26,113
Imerys SA (b)	773	19,540
Rockwool International A/S (b)	150	27,256
		118,644
Chemicals: 0.42%
Akzo Nobel NV (b)	441	29,188
Arkema SA (b)	349	24,249
NewMarket Corp.	82	31,395
Orion Engineered Carbons SA (b)	512	3,820
		88,652

Coal: 0.19%
Warrior Met Coal, Inc.	3,828	40,653

Commercial Services: 1.41%
Amadeus IT Group SA (b)	525	25,014
IDP Education Ltd. (b)	2,578	18,331
Nielsen Holdings PLC (b)	3,166	39,702
Nihon M&A Center, Inc. (b)	800	21,986
Persol Holdings Co. Ltd. (b)	800	8,080
Randstad NV (b)	734	26,042
ServiceMaster Global Holdings, Inc. (a)	2,279	61,533
Sohgo Security Services Co. Ltd. (b)	700	34,243
TechnoPro Holdings, Inc. (b)	500	23,576
TrueBlue, Inc. (a)	2,048	26,132
United Rentals, Inc. (a)	131	13,480
		298,119
Computers: 0.81%
Capgemini SE (b)	66	5,605
Fujitsu Ltd. (b)	200	18,144
Insight Enterprises, Inc. (a)	533	22,455
Logitech International SA (b)	904	39,297
Otsuka Corp. (b)	700	30,077
Tenable Holdings, Inc. (a)	2,573	56,246
		171,824
Cosmetics/Personal Care: 0.05%
Noevir Holdings Co. Ltd. (b)	200	10,267

Distribution & Wholesale: 0.13%
HD Supply Holdings, Inc. (a)	959	27,264

Diversified Financial Services: 9.55%
AerCap Holdings NV (a)(b)	530	12,079
Ally Financial, Inc.	10,842	156,450
Ashmore Group PLC (b)	4,332	19,199
Credit Acceptance Corp. (a)	3,331	851,703
DWS Group GmbH & Co. KGaA (b)	991	24,636
Evercore Partners, Inc.	2,593	119,434

Hargreaves Lansdown PLC (b)	1,662	28,612
Magellan Financial Group Ltd. (b)	973	26,046
Mastercard, Inc.	105	25,364
ORIX Corp. (b)	1,900	22,980
Raymond James Financial, Inc.	2,550	161,160
SEI Investments Co.	628	29,101
Singapore Exchange Ltd. (b)	5,200	33,621
Standard Life Aberdeen PLC (b)	7,561	21,028
Stifel Financial Corp.	11,139	459,818
Visa, Inc.	157	25,296
		2,016,527
Electric: 5.69%
AES Corp. VA	1,949	26,507
Atco Ltd. Canada (b)	274	7,588
Atlantic Power Corp. (a)(b)	16,121	34,480
Canadian Utilities Ltd. (a)(b)	1,215	29,043
Chubu Electric Power Co., Inc. (b)	2,500	35,445
Edison International	6,056	331,808
Electricite de France SA (b)	2,339	18,538
Exelon Corp.	6,619	243,645
FirstEnergy Corp.	6,115	245,028
Hawaiian Electric Industries, Inc.	686	29,532
Hera SpA (b)	7,606	27,414
Northland Power, Inc. (a)	1,552	30,978
OGE Energy Corp.	957	29,409
Shikoku Electric Power Co., Inc. (b)	3,600	28,593
Vistra Energy Corp.	5,172	82,545
		1,200,553
Electrical Components & Equipment: 0.68%
Brother Industries Ltd. (b)	1,700	26,150
GS Yuasa Corp. (b)	2,100	28,397
Johnson Electric Holdings Ltd. (b)	7,000	11,016
Legrand SA (b)	477	30,765
Signify NV (b)	1,237	24,134
Ushio, Inc. (b)	2,400	23,057
		143,519

Electronics: 0.81%
Anritsu Corp. (b)	1,800	33,581
Atkore International Group, Inc. (a)	954	20,101
FIT Hon Teng Ltd. (b)	102,000	21,840
Gentex Corp.	1,314	29,118
Halma PLC (b)	590	14,078
Sanmina Corp. (a)	1,341	36,583
SYNNEX Corp.	224	16,374
		171,675
Engineering & Construction: 4.79%
Aena SME SA (b)	231	25,355
Eiffage SA (b)	341	24,258
Frontdoor, Inc. (a)	13,214	459,583
MasTec, Inc. (a)	15,357	502,634
		1,011,830
Entertainment: 0.08%
Aristocrat Leisure Ltd. (b)	1,364	17,913

Food: 0.68%
Associated British Foods PLC (b)	932	21,000
ICA Gruppen AB (b)	402	16,982
Lamb Weston Holdings, Inc.	331	18,900
Olam International Ltd. (b)	17,300	17,405
Orkla ASA (b)	3,410	29,198
Performance Food Group Co. (a)	785	19,405
US Foods Holding Corp. (a)	1,110	19,658
		142,548
Forest Products & Paper: 0.03%
UPM-Kymmene Oyj (b)	212	5,866

Gas: 0.28%
Enagas SA (b)	1,399	27,920
Italgas SpA (b)	5,637	31,017
		58,937

Healthcare - Products: 0.34%
Hologic, Inc. (a)	459	16,111
IDEXX Laboratories, Inc. (a)	122	29,553
Lantheus Holdings, Inc. (a)	2,071	26,426
		72,090
Healthcare - Services: 0.12%
DaVita, Inc. (a)	81	6,161
Select Medical Holdings Corp. (a)	1,309	19,635
		25,796
Healthcare-Products: 0.03%
Inogen, Inc. (a)	140	7,232

Holding Companies-Diversified: 0.12%
Swire Pacific Ltd. (b)	25,000	25,572

Home Builders: 0.62%
Barratt Developments PLC (b)	3,175	17,392
Bellway PLC (b)	674	18,049
Berkeley Group Holdings PLC (b)	599	26,896
Persimmon PLC (b)	817	19,448
Sekisui House Ltd. (b)	1,800	29,873
Taylor Wimpey PLC (b)	13,909	20,300
		131,958
Home Furnishings: 0.53%
Howden Joinery Group PLC (b)	4,495	28,586
Kokuyo Co. Ltd. (b)	2,200	30,936
Rational AG (b)	53	28,280
Sony Corp. (b)	400	23,887
		111,689
Household Products & Wares: 0.15%
Henkel AG & Co. KGaA (b)	431	32,015

Insurance: 2.06%
Allianz (b)	168	29,068
ASR Nederland NV (b)	667	16,890
Assicurazioni Generali SpA (b)	2,071	28,346
Aviva PLC (b)	8,352	27,854
Challenger Ltd. (b)	5,831	14,347
CNP Assurances (b)	874	8,598
Dai-ichi Life Holdings, Inc. (b)	2,700	32,531
Direct Line Insurance Group PLC (b)	1,632	5,998

Essent Group Ltd. (b)	795	20,940
First American Financial Corp.	572	24,259
Hannover Rueck SE (b)	201	29,040
Medibank Pvt Ltd. (b)	7,710	12,615
MGIC Investment Corp.	2,888	18,339
MS&AD Insurance Group Holdings, Inc. (b)	1,100	30,946
NMI Holdings, Inc. (a)	1,206	14,002
Radian Group, Inc.	307	3,976
T&D Holdings, Inc. (b)	3,400	27,953
Talanx AG (b)	805	27,487
Tokio Marine Holdings, Inc. (b)	700	32,225
Zurich Insurance Group AG (b)	80	28,542
		433,956
Internet: 0.66%
Mimecast Ltd. (a)(b)	2,338	82,531
NortonLifeLock, Inc.	1,598	29,899
Rightmove PLC (b)	4,613	27,927
		140,357
Investment Companies: 0.26%
Industrivarden AB (b)	1,305	25,539
Kinnevik AB (b)	1,729	28,856
		54,395
Iron & Steel: 0.29%
BlueScope Steel Ltd. (b)	4,677	24,827
Fortescue Metals Group Ltd. (b)	5,804	35,700
		60,527
Leisure Time: 0.23%
Acushnet Holdings Corp.	1,055	27,135
Daiichikosho Co. Ltd. (b)	800	21,435
		48,570
Lodging: 0.63%
Extended Stay America, Inc.	10,860	79,387
Melco International Development Ltd. (b)	8,000	11,598
NagaCorp Ltd. (b)	24,000	24,487
SKYCITY Entertainment Group Ltd. (b)	15,114	16,865
		132,337

Machinery - Construction & Mining: 0.12%
Epiroc AB (b)	2,586	25,728

Machinery - Diversified: 0.09%
Hexagon AB (b)	134	5,743
KION Group AG (b)	293	12,745
		18,488
Media: 3.40%
Charter Communications, Inc. (a)	187	81,590
Cogeco, Inc. (a)(b)	254	15,681
DISH Network Corp. (a)	2,928	58,531
Fuji Media Holdings, Inc. (b)	2,600	26,042
Mediaset SpA (a)(b)	16,444	35,184
Nexstar Broadcasting Group, Inc.	7,695	444,232
RTL Group SA (b)	849	28,765
Wolters Kluwer NV (b)	402	28,455
		718,480
Metal Fabricate & Hardware: 0.25%
Ryerson Holding Corp. (a)	4,344	23,110
SKF AB (b)	2,093	28,922
		52,032
Mining: 0.72%
BHP Group Ltd. (b)	1,517	27,041
Freeport-McMoRan, Inc.	12,581	84,922
Kirkland Lake Gold Ltd. (a)(b)	181	5,331
Rio Tinto PLC (b)	755	34,872
		152,166
Miscellaneous Manufacturing: 0.33%
Aalberts NV (b)	525	12,530
Amano Corp. (b)	1,200	26,639
Glory Ltd. (b)	1,300	30,105
		69,274
Office & Business Equipment: 0.05%
FUJIFILM Holdings Corp. (b)	200	10,117

Office Furnishings: 0.04%
Kimball International, Inc.	648	7,718

Oil & Gas: 1.13%
Apache Corp.	7,006	29,285
Helmerich & Payne, Inc.	2,400	37,560
HollyFrontier Corp.	1,101	26,985
Japan Petroleum Exploration Co. Ltd. (b)	1,400	23,137
Kosmos Energy Ltd.	24,160	21,638
Neste Oyj (b)	846	28,785
Parex Resources, Inc. (a)(b)	2,656	22,459
Range Resources Corp.	3,619	8,251
Seven Generations Energy Ltd. (a)	7,622	8,395
	837	32,669
Total S.A. (b)		239,164

Oil & Gas Services: 0.47%
Apergy Corp. (a)	720	4,140
National Oilwell Varco, Inc.	8,812	86,622
ProPetro Holding Corp. (a)	3,705	9,262
		100,024
Packaging & Containers: 0.28%
Graphic Packaging Holding Co.	2,491	30,390
Rengo Co. Ltd. (b)	3,800	29,757
		60,147
Pharmaceuticals: 1.44%
Alfresa Holdings Corp. (b)	1,700	31,842
Assertio Therapeutics, Inc. (a)	7,772	5,052
Kaken Pharmaceutical Co. Ltd. (b)	300	14,034
Mylan NV (a)(b)	2,281	34,010
Orion Oyj (b)	900	37,004
Roche Holding AG (b)	91	29,328
Roche Holding AG (b)	19	6,199
Sawai Pharmaceutical Co. Ltd. (b)	600	32,197
Shionogi & Co. Ltd. (b)	600	29,669
Suzuken Co. Ltd. (b)	900	32,937
UCB SA (b)	368	32,064
USANA Health Sciences, Inc. (a)	347	20,043
		304,379

Real Estate: 0.58%
Castellum AB (b)	1,306	22,179
Hulic Co. Ltd. (b)	2,200	22,466
Marcus & Millichap, Inc. (a)	994	26,937
Nomura Real Estate Holdings, Inc. (b)	1,600	26,115
RE/MAX Holdings, Inc.	1,087	23,827
		121,524
Retail: 5.33%
American Eagle Outfitters, Inc.	10,057	79,953
FamilyMart UNY Holdings Co. Ltd. (b)	1,400	25,233
Fielmann AG (b)	512	30,013
Floor & Decor Holdings, Inc. (a)	14,380	461,454
Goldwin, Inc. (b)	500	27,993
Hennes & Mauritz AB (b)	1,654	21,401
Industria de Diseno Textil SA (b)	1,042	27,191
Izumi Co. Ltd. (b)	1,100	30,486
K's Holdings Corp. (b)	3,200	30,445
RH (a)	329	33,055
Sundrug Co. Ltd. (b)	1,000	32,179
Tsuruha Holdings, Inc. (b)	200	26,524
Ulta Beauty, Inc. (a)	1,334	234,384
Urban Outfitters, Inc. (a)	4,535	64,578
		1,124,889
Semiconductors: 0.90%
Advantest Corp. (b)	700	28,254
FormFactor, Inc. (a)	1,333	26,780
Skyworks Solutions, Inc.	953	85,179
SUMCO Corp. (b)	1,900	24,615
Tokyo Electron Ltd. (b)	100	18,930
Tower Semiconductor Ltd. (a)(b)	438	7,050
		190,808
Software: 4.14%
Box, Inc. (a)	6,936	97,382
Capcom Co. Ltd. (b)	1,100	34,680
Electronic Arts, Inc. (a)	333	33,357
Sage Group PLC (b)	4,115	30,248
Splunk, Inc. (a)	660	83,312
SS&C Technologies Holdings, Inc.	5,548	243,113
Take-Two Interactive Software, Inc. (a)	1,402	166,291

TIS, Inc. (b)	600	9,972
Zynga, Inc. (a)	25,706	176,086
		874,441
Telecommunications: 2.29%
Arista Networks, Inc. (a)	37	7,495
Ciena Corp. (a)	851	33,878
Cisco Systems, Inc.	770	30,269
Eutelsat Communications SA (b)	2,637	27,705
KDDI Corp. (b)	1,100	32,634
Nisshinbo Holdings, Inc. (b)	4,000	26,822
Telekom Austria AG (b)	4,637	32,475
Verizon Communications, Inc.	3,051	163,930
Vonage Holdings Corp. (a)	17,823	128,860
		484,068
Textiles: 0.35%
Mohawk Industries, Inc. (a)	957	72,962

Toys, Games & Hobbies: 0.18%
Nintendo Co. Ltd. (b)	100	38,698

Transportation: 0.57%
Atlas Air Worldwide Holdings, Inc. (a)	1,192	30,599
Aurizon Holdings Ltd. (b)	2,017	5,248
Hapag-Lloyd AG (b)	345	27,092
Kamigumi Co. Ltd. (b)	1,600	27,201
Sankyu, Inc. (b)	800	30,021
		120,161
TOTAL COMMON STOCKS (Cost $14,847,203)		13,018,158

REAL ESTATE INVESTMENT TRUSTS: 1.42%
Ascendas Real Estate Investment Trust (b)	14,300	28,472
Douglas Emmett, Inc.	925	28,222
Equity Commonwealth	1,137	36,054
Equity LifeStyle Properties, Inc.	366	21,038
Gecina SA (b)	172	22,897
Host Hotels & Resorts, Inc.	2,611	28,825
Mapletree Commercial Trust (b)	20,000	25,750

Segro PLC (b)	3,296	31,278
Spirit Realty Capital, Inc.	587	15,350
Sunstone Hotel Investors, Inc.	3,416	29,753
Terreno Realty Corp.	628	32,499
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $385,580)		300,138

SHORT TERM INVESTMENT: 17.97%
MONEY MARKET FUND: 17.97%
STIT-Government & Agency Portfolio, Institutional Class, 0.43% (c)	3,794,124	3,794,124
TOTAL MONEY MARKET FUND (Cost $3,794,124)		3,794,124
TOTAL SHORT TERM INVESTMENT (Cost $3,794,124)		3,794,124

TOTAL INVESTMENTS (Cost $19,026,907): 81.04%		17,112,420
Other Assets in Excess of Liabilities: 18.96% (d)		4,004,799
TOTAL NET ASSETS: 100.00%		$21,117,219

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(d)	Includes assets pledged as collateral for securities sold short and derivative instruments.

PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS: (27.75)%
Advertising: (0.09)%
Dentsu, Inc. (b)	(1,000)	$(19,409)

Aerospace & Defense: (0.43)%
Boeing Co.	(130)	(19,388)
Elbit Systems Ltd. (b)	(246)	(32,119)
Rolls-Royce Holdings PLC (a)(b)	(4,539)	(19,203)
TransDigm Group, Inc.	(65)	(20,812)
		(91,522)
Agriculture: (0.30)%
Greenlane Holdings, Inc. (a)	(18,546)	(31,899)
Japan Tobacco, Inc. (b)	(1,700)	(31,557)
		(63,456)
Airlines: (0.15)%
Air France-KLM (a)(b)	(1,079)	(6,067)
American Airlines Group, Inc.	(2,106)	(25,672)
		(31,739)
Apparel: (0.15)%
PRADA SpA (b)	(11,100)	(32,501)

Auto Manufacturers: (0.13)%
Daimler AG (b)	(901)	(27,347)

Auto Parts & Equipment: (0.57)%
Continental AG (b)	(319)	(23,083)
Motorcar Parts of America, Inc. (a)	(1,006)	(12,655)
NHK Spring Co. Ltd. (b)	(4,100)	(26,997)
NOK Corp. (b)	(2,400)	(26,628)
Nokian Renkaat Oyj (b)	(1,242)	(30,232)
		(119,595)
Banks: (0.95)%
Banco BPM SpA (b)	(20,683)	(27,374)
Bank of East Asia Ltd. (b)	(14,200)	(30,551)
Banque Cantonale Vaudoise (b)	(41)	(33,822)
Commerzbank AG (b)	(6,104)	(22,273)
Deutsche Bank AG (b)	(4,409)	(29,025)
Japan Post Bank Co. Ltd. (b)	(3,400)	(31,526)
Jyske Bank A/S (a)(b)	(1,066)	(26,677)
		(201,248)
Beverages: (0.27)%
Budweiser Brewing Co. APAC Ltd. (a)(b)	(10,200)	(26,313)
Coca-Cola Bottlers Japan Holdings, Inc. (b)	(1,500)	(30,956)
		(57,269)
Biotechnology: (0.48)%
Argenx SE (a)(b)	(243)	(32,965)
Bluebird Bio, Inc. (a)	(451)	(20,728)
Sage Therapeutics, Inc. (a)	(599)	(17,203)
Swedish Orphan Biovitrum AB (a)(b)	(1,784)	(30,477)
		(101,373)
Building Materials: (0.19)%
Trex Co., Inc. (a)	(498)	(39,910)

Chemicals: (0.48)%
Albemarle Corp.	(444)	(25,028)
K+S AG (b)	(3,807)	(22,287)
OCI Co. Ltd. (a)(b)	(2,223)	(26,871)
Tokai Carbon Co. Ltd. (b)	(3,300)	(27,376)
		(101,562)
Commercial Services: (0.45)%
Atlantia SpA (b)	(1,762)	(22,212)
G4S PLC (b)	(16,715)	(19,163)
Nexi SpA (a)(b)	(2,215)	(28,968)
Viad Corporation	(214)	(4,543)
WEX, Inc. (a)	(192)	(20,074)
		(94,960)
Distribution & Wholesale: (0.12)%
Mitsubishi Corp. (b)	(1,200)	(25,574)

Diversified Financial Services: (1.93)%
Arlington Asset Investment Corp.	(6,164)	(13,499)
Capital One Financial Corp.	(1,558)	(78,554)
Cowen, Inc.	(2,410)	(23,281)
Credit Saison Co. Ltd. (b)	(2,400)	(28,034)
Haitong International Securities Group Ltd. (b)	(126,000)	(32,180)
Interactive Brokers Group, Inc.	(714)	(30,823)
LendingClub Corp. (a)	(3,121)	(24,500)
LendingTree, Inc. (a)	(126)	(23,107)
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	(1,100)	(5,442)
Ocwen Financial Corp. (a)	(25,271)	(12,636)
Quilter PLC (b)	(19,070)	(27,950)
Santander Consumer USA Holdings, Inc.	(612)	(8,513)
SBI Holdings, Inc. (b)	(1,600)	(23,481)
St James's Place PLC (b)	(2,841)	(26,805)
Tokyo Century Corp. (b)	(600)	(18,889)
Virtu Financial, Inc.	(1,451)	(30,214)
		(407,908)
Electric: (0.81)%
CenterPoint Energy, Inc.	(307)	(4,743)
E.ON SE (b)	(3,058)	(31,841)
Edison International	(539)	(29,532)
Kyushu Electric Power Co., Inc. (b)	(3,900)	(31,519)
Power Assets Holdings Ltd. (b)	(4,000)	(23,914)
RWE (b)	(999)	(26,399)
Sembcorp Industries Ltd. (b)	(21,600)	(23,555)
		(171,503)
Electrical Components & Equipment: (0.29)%
American Superconductor Corp. (a)	(4,532)	(24,835)
Fujikura Ltd. (b)	(3,200)	(9,315)
Prysmian SpA (b)	(1,609)	(25,909)
		(60,059)
Electronics: (1.12)%
ABB Ltd. (b)	(1,691)	(29,876)
Applied Optoelectronics, Inc. (a)	(3,538)	(26,853)
Fujitsu General Ltd. (b)	(1,800)	(32,694)
Hirose Electric Co. Ltd. (b)	(300)	(31,249)
MINEBEA MITSUMI, Inc. (b)	(1,700)	(25,518)
Nidec Corp. (b)	(400)	(20,858)
Renishaw PLC (b)	(705)	(27,706)
SCREEN Holdings Co. Ltd. (b)	(500)	(18,600)
Yokogawa Electric Corp. (b)	(1,900)	(23,024)
		(236,378)
Energy - Alternate Sources: (0.18)%
Plug Power, Inc. (a)	(8,202)	(29,035)
Xinyi Solar Holdings Ltd. (b)	(14,000)	(7,928)
		(36,963)
Engineering & Construction: (0.78)%
Boskalis Westminster (b)	(1,493)	(27,079)
Cellnex Telecom SA (b)	(699)	(31,955)
CK Infrastructure Holdings Ltd. (b)	(4,500)	(23,914)
COMSYS Holdings Corp. (b)	(1,200)	(31,059)
Ferrovial SA (b)	(1,192)	(28,752)
JGC Corp. (b)	(2,800)	(22,603)
		(165,362)
Entertainment: (0.31)%
GVC Holdings PLC (b)	(3,485)	(24,284)
Live Nation Entertainment, Inc. (a)	(916)	(41,641)
		(65,925)
Food: (1.53)%
Dairy Farm International Holdings Ltd. (b)	(7,500)	(34,500)
Fuji Oil Holdings, Inc. (b)	(700)	(16,978)
Kagome Co. Ltd. (b)	(1,100)	(28,696)
Mowi (b)	(1,696)	(25,881)
Nissin Foods Holdings Co. Ltd. (b)	(400)	(33,481)
Ocado Group PLC (a)(b)	(2,473)	(37,475)
Shufersal Ltd. (b)	(5,772)	(32,759)
Suedzucker AG (b)	(2,306)	(33,241)
Sysco Corp.	(1,753)	(79,989)
		(323,000)
Forest Products & Paper: (0.20)%
Nippon Paper Industries Co. Ltd. (b)	(2,400)	(34,351)
Svenska Cellulosa AB SCA (a)(b)	(674)	(6,844)
		(41,195)
Gas: (0.43)%
Toho Gas Co. Ltd. (b)	(800)	(36,457)
UGI Corp.	(2,048)	(54,620)
		(91,077)
Hand & Machine Tools: (0.29)%
Colfax Corp. (a)	(1,099)	(21,760)
Lincoln Electric Holdings, Inc.	(560)	(38,640)
		(60,400)
Healthcare - Products: (0.55)%
Alcon, Inc. (a)(b)	(515)	(26,395)
Align Technology, Inc. (a)	(237)	(41,226)
BioTelemetry, Inc. (a)	(236)	(9,088)
Cantel Medical Corp.	(561)	(20,140)
iRhythm Technologies, Inc. (a)	(248)	(20,175)
		(117,024)
Healthcare - Services: (0.24)%
Eurofins Scientific SE (b)	(59)	(29,347)
PeptiDream, Inc. (a)(b)	(600)	(21,037)
		(50,384)
Home Builders: (0.10)%
Thor Industries, Inc.	(504)	(21,259)

Insurance: (1.01)%
Ambac Financial Group, Inc. (a)	(1,664)	(20,534)
Assured Guaranty Ltd. (b)	(749)	(19,317)
Hiscox Ltd. (b)	(2,331)	(26,782)
MBIA, Inc. (a)	(4,431)	(31,637)
Migdal Insurance & Financial Holdings Ltd. (b)	(56,371)	(29,622)
Phoenix Group Holdings PLC (b)	(4,012)	(31,225)
Trupanion, Inc. (a)	(981)	(25,535)
United Insurance Holdings Corp.	(3,143)	(29,041)
		(213,693)
Internet: (1.54)%
Alphabet, Inc. (a)	(35)	(40,668)
Amazon.com, Inc. (a)	(42)	(81,888)
CyberAgent, Inc. (b)	(800)	(31,174)
Delivery Hero SE (a)(b)	(468)	(35,078)
Facebook, Inc. (a)	(243)	(40,532)
Rakuten, Inc. (b)	(4,200)	(32,030)
Wayfair, Inc. (a)	(583)	(31,156)
Zillow Group, Inc. Class A (a)	(260)	(8,832)
Zillow Group, Inc. Class C (a)	(648)	(23,341)
		(324,699)
Investment Companies: (0.41)%
Aker ASA (b)	(926)	(20,985)
EXOR NV (b)	(435)	(22,549)
Melrose Industries PLC (b)	(13,961)	(15,867)
Pargesa Holding SA (b)	(417)	(27,793)
		(87,194)
Iron & Steel: (0.48)%
Hitachi Metals Ltd. (b)	(2,600)	(27,542)
Nippon Steel Corp. (b)	(2,800)	(24,098)
Thyssenkrupp AG (a)(b)	(4,191)	(22,039)
United States Steel Corp.	(4,415)	(27,859)
		(101,538)
Leisure Time: (0.35)%
HIS Co. Ltd. (b)	(1,700)	(22,340)
Norwegian Cruise Line Holdings Ltd. (a)(b)	(2,209)	(24,211)
Royal Caribbean Cruises Limited (b)	(845)	(27,184)
		(73,735)
Lodging: (0.40)%
Accor SA (b)	(942)	(25,973)
Fattal Holdings 1998 Ltd. (b)	(327)	(11,246)
MGM China Holdings Ltd. (b)	(27,600)	(28,231)
Wynn Resorts Ltd.	(318)	(19,140)
		(84,590)
Machinery - Construction & Mining: (0.15)%
Argan, Inc.	(900)	(31,113)

Machinery - Diversified: (0.50)%
Daifuku Co. Ltd. (b)	(400)	(25,482)
Lindsay Corp.	(114)	(10,440)
Twin Disc, Inc. (a)	(1,840)	(12,843)
Wabtec Corp.	(567)	(27,290)
Yaskawa Electric Corp. (b)	(1,100)	(30,445)
		(106,500)
Machinery Construction & Mining: (0.10)%
Weir Group PLC (b)	(2,266)	(20,293)

Media: (0.45)%
Nexstar Broadcasting Group, Inc.	(326)	(18,820)
World Wrestling Entertainment, Inc.	(2,215)	(75,155)
		(93,975)
Metal Fabricate & Hardware: (0.13)%
NTN Corp. (b)	(15,600)	(27,421)

Mining: (0.17)%
Fresnillo PLC (b)	(4,316)	(35,746)

Miscellaneous Manufacturing: (0.73)%
Axon Enterprise, Inc. (a)	(294)	(20,806)
Illinois Tool Works, Inc.	(573)	(81,435)
Nikon Corp. (b)	(3,000)	(27,845)
Toshiba Corp. (b)	(1,100)	(24,348)
		(154,434)
Oil & Gas: (0.88)%
Cosmo Energy Holdings Co. Ltd. (b)	(1,900)	(26,877)
Idemitsu Kosan Co. Ltd. (b)	(1,100)	(25,350)
Occidental Petroleum Corp.	(2,004)	(23,206)
Range Resources Corp.	(12,719)	(28,999)
Repsol SA (b)	(3,061)	(28,129)
SandRidge Energy, Inc. (a)	(24,571)	(22,092)
Transocean Ltd. (a)(b)	(5,887)	(6,829)
Unit Corporation (a)	(91,774)	(23,861)
		(185,343)
Oil & Gas Services: (0.05)%
TechnipFMC PLC (b)	(1,646)	(11,379)

Packaging & Containers: (0.04)%
DS Smith PLC (b)	(2,276)	(7,786)

Pharmaceuticals: (0.50)%
Agios Pharmaceuticals, Inc. (a)	(657)	(23,310)
Sarepta Therapeutics, Inc. (a)	(264)	(25,824)
Takeda Pharmaceutical Co. Ltd. (b)	(900)	(27,688)
Vifor Pharma AG (b)	(207)	(28,765)
		(105,587)
Private Equity: (0.12)%
Eurazeo (b)	(534)	(24,218)

Real Estate: (1.01)%
Alony Hetz Properties & Investments Ltd. (b)	(2,212)	(25,796)
Deutsche Wohnen SE (b)	(888)	(33,994)
Hang Lung Properties Ltd. (b)	(13,000)	(26,393)
New World Development Co. Ltd. (b)	(15,000)	(16,136)
Tokyu Fudosan Holdings Corp. (b)	(5,500)	(26,496)
Vonovia SE (b)	(645)	(31,912)
Wharf Real Estate Investment Co. Ltd. (b)	(6,000)	(24,688)
Wing Tai Holdings Ltd. (b)	(26,000)	(28,353)
		(213,768)
Retail: (1.53)%
Carvana Co. (a)	(460)	(25,341)
Chipotle Mexican Grill, Inc. (a)	(62)	(40,573)
Cracker Barrel Old Country Store, Inc.	(469)	(39,030)
Gaia, Inc. (a)	(939)	(8,338)
Kusuri no Aoki Holdings Co. Ltd. (b)	(400)	(33,406)
Macy's, Inc.	(7,969)	(39,128)
Salvatore Ferragamo SpA (b)	(2,007)	(26,784)
Shake Shack, Inc. (a)	(844)	(31,853)
Swatch Group AG (b)	(151)	(30,349)
Texas Roadhouse, Inc.	(980)	(40,474)
Zensho Holdings Co. Ltd. (b)	(400)	(7,667)
		(322,943)
Savings & Loans: (0.09)%
Banc Of California, Inc.	(2,471)	(19,768)

Semiconductors: (0.27)%
Microchip Technology, Inc.	(826)	(56,003)

Software: (1.21)%
AVEVA Group PLC (b)	(636)	(27,602)
Coupa Software, Inc. (a)	(115)	(16,069)
DeNA Co. Ltd. (b)	(2,300)	(25,283)
DocuSign, Inc. (a)	(429)	(39,640)
Medallia, Inc. (a)	(1,348)	(27,014)
MongoDB, Inc. (a)	(213)	(29,083)
Nutanix, Inc. (a)	(1,418)	(22,404)
Synchronoss Technologies, Inc. (a)	(6,516)	(19,874)
Twilio, Inc. (a)	(291)	(26,042)
Worldline SA (a)(b)	(386)	(22,861)
		(255,872)
Telecommunications: (1.14)%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)(b)	(13,150)	(9,535)
CommScope Holding Co., Inc. (a)	(3,396)	(30,938)
Infinera Corp. (a)	(6,261)	(33,183)
Millicom International Cellular SA (b)	(807)	(22,809)
PCCW Ltd. (b)	(51,000)	(28,089)
SoftBank Group Corp. (b)	(600)	(21,137)
Telecom Italia SpA (b)	(68,451)	(28,114)
Telefonaktiebolaget LM Ericsson (b)	(2,068)	(16,945)
ViaSat, Inc. (a)	(573)	(20,582)
Vodafone Group PLC (b)	(21,546)	(30,241)
		(241,573)
Toys, Games & Hobbies: (0.13)%
Sanrio Co. Ltd. (b)	(2,100)	(28,065)

Transportation: (0.69)%
DSV PANALPINA A/S (b)	(297)	(27,124)
Kawasaki Kisen Kaisha Ltd. (a)(b)	(3,100)	(23,410)
MTR Corp Ltd. (b)	(4,500)	(23,247)
Nishi-Nippon Railroad Co. Ltd. (b)	(1,600)	(39,537)
Odakyu Electric Railway Co. Ltd. (b)	(1,500)	(33,090)
		(146,408)
Water: (0.15)%
Severn Trent PLC (b)	(1,094)	(30,982)
TOTAL COMMON STOCKS (Proceeds $7,315,020)		(5,860,528)

EXCHANGE TRADED FUNDS: (6.20)%
iShares Russell 2000	(5,743)	(657,344)
SPDR S&P500 Trust	(2,525)	(650,819)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,318,120)		(1,308,163)

REAL ESTATE INVESTMENT TRUSTS: (0.93)%
AGNC Investment Corp.	(2,067)	(21,869)
Annaly Capital Management, Inc.	(3,938)	(19,966)
CapitaLand Mall Trust (b)	(17,500)	(22,039)
Cherry Hill Mortgage Investment Corp.	(2,544)	(15,773)
Colony Credit Real Estate, Inc.	(2,909)	(11,461)
Digital Realty Trust, Inc.	(254)	(35,283)
EPR Properties	(452)	(10,947)
Iron Mountain, Inc.	(1,123)	(26,727)
New Residential Investment Corp.	(2,283)	(11,438)
Suntec Real Estate Investment Trust (b)	(24,800)	(21,810)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $345,355)		(197,313)
TOTAL SECURITIES SOLD SHORT (Proceeds $8,978,495): (34.88)%		$(7,366,004)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

PLC Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Open Futures Contract
March 31, 2020 (Unnaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized Depreciation)
Purchase Contract:
MSCI World Index	68	Jun-20	$3,763,800	$3,499,002	$264,798	$-
Total Purchase Contract					264,798	-
Total Futures Contract					$264,798	$-
Net Unrealized Appreciation					$264,798

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments, securities sold short and other financial instruments as of March 31, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$12,999,827	$18,331	$-	$13,018,158
Real Estate Investment Trusts	300,138	-	-	300,138
Short Term Investment	3,794,124	-	-	3,794,124
Total Investments	$17,094,089	$18,331	$-	$17,112,420

Securities Sold Short
Common Stocks	$(5,860,528)	$-	$-	$(5,860,528)
Exchange Traded Funds	(1,308,163)	-	-	(1,308,163)
Real Estate Investment Trusts	(197,313)	-	-	(197,313)
Total Securities Sold Short	$(7,366,004)	$-	$-	$(7,366,004)

Other Financial Instruments*
Futures Contracts
Long	$264,798	$-	$-	$264,798
Short	-	-	-	-
Total Futures Contracts	$264,798	$-	$-	$264,798

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

*The fair value of the Fund’s other financial instruments represent the net unrealized appreciation at March 31, 2020.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.